PREFERRED STOCK	12 Months Ended
Dec. 31, 2015
PREFERRED STOCK
PREFERRED STOCK

NOTE 8 — PREFERRED STOCK

Pursuant to our Certificate of Incorporation we are authorized to issue 10,000,000 shares of $0.001 per share par value preferred stock.  The authorized but unissued shares of preferred stock may be issued in designated series from time to time by one or more resolutions adopted by the Board.  The Board has the authority to determine the preferences, limitations and relative rights of each series of preferred stock.  At December 31, 2015, and 2014, no shares of preferred stock were issued or outstanding.